Trade and other payables	12 Months Ended
Dec. 31, 2024
Trade and other payables.
Trade and other payables

Note 29     Trade and other payables

Amounts in US$ ‘000	2024	2023
V.A.T	8,842	975
Trade payables	93,435	108,977
Customer advance payments (a)	152,000	—
Other short-term advance payments (b)	—	450
Outstanding commitments in Chile (c)	3,320	5,869
Staff costs to be paid	11,563	10,852
Royalties to be paid	723	791
Taxes and other debts to be paid	8,237	9,381
To be paid to co-venturers (Note 34)	1,829	522
	279,949	137,817
Classified as follows:
Current	279,949	137,817
Non-current	—	—
(a)	Funds drawn under the offtake and prepayment agreement with Vitol (see Note 30.1).
(b)	Advance payment collected in relation with the sale of the Group’s business in Chile (see Note 35.3).
(c)	Investment commitments in the Campanario and Isla Norte Blocks as a result of sale agreement of the Group’s business in Chile (see Note 35.3), net of amounts already incurred as of December 31, 2024.

The average credit period (expressed as creditor days) during the year ended December 31, 2024, was 92 days (2023: 90 days).

The fair value of these short-term financial instruments is not individually determined as the carrying amount is a reasonable approximation of fair value.

The Group has established a supplier finance arrangement in Colombia where payables are managed with specific counterparties rather than individual suppliers. Participation in these arrangements is entirely at the suppliers’ discretion. Suppliers opting to participate may receive early payment for their invoices through the Group’s external finance provider, which charges a fee to the suppliers for this service. The Group is not a party to this fee arrangement. For the finance provider to process early payments, the goods or services must have been delivered and the invoices approved by the Group. The Group subsequently settles the original invoice amount with the finance provider on the original invoice maturity date. Payment terms with suppliers have not been renegotiated in connection with these arrangements and the Group does not provide any collateral or guarantees to the finance provider.

As of December 31, 2024, trade payables subject to supplier finance arrangements amounting to US$ 2,664,000 are included within “Trade and other payables” line item in the Consolidated Statement of Financial Position.